Investment in Operating Leases (Depreciation and Various Expenses Included in Costs of Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Depreciation expenses	¥ 217,212	¥ 209,586	¥ 202,858
Various expenses	78,416	80,018	54,463
Costs of operating leases	¥ 295,628	¥ 289,604	¥ 257,321